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THE STRONG
MONEY MARKET FUND

ANNUAL REPORT * OCTOBER 31, 1997


                         [PHOTO OF MAN WITH YOUNG BOY]


                              [STRONG FUNDS LOGO]
                                 STRONG FUNDS

                                8
EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING

These common-sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863. We're here 24 hours a day, seven days a week to take your call.

--------------------------------------------------------------------------------
1. HAVE A PLAN. Even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.
                                         [PICTURE OF FOLDER LABELED INVESTMENTS]
--------------------------------------------------------------------------------
2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your
   potential investment risk.                                 [PICTURE OF CLOCK]
--------------------------------------------------------------------------------
3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes-stocks, bonds, and cash-you help protect against poor performance in one type of investment while including investments most likely to help you achieve your
   important goals.              [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION]
--------------------------------------------------------------------------------
4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs. [PICTURE OF MEMO REMINDER TO INVEST]
--------------------------------------------------------------------------------
5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret-and of principal
   loss.                                        PICTURE OF GRAPH SLOPING UPWARD]
--------------------------------------------------------------------------------
6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.
              [PICTURE OF PIE CHART OF ASSET DIVERSIFICATION EMPHASIZING STOCKS]
--------------------------------------------------------------------------------
7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account-not your
   long-term investment assets.                         [PICTURE OF DOLLAR SIGN]
--------------------------------------------------------------------------------
8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions.request information.make up your own mind. And choose a fund company that
   helps you make informed investment decisions.   [PICTURE OF MAGNIFYING GLASS]

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THE STRONG MONEY MARKET FUND
ANNUAL REPORT * OCTOBER 31, 1997


                               TABLE OF CONTENTS

INVESTMENT REVIEW
     The Strong Money Market Fund............................................ 2

FINANCIAL INFORMATION
     Schedule of Investments in Securities................................... 4

     Statement of Assets and Liabilities..................................... 9

     Statement of Operations................................................. 9

     Statement of Changes in Net Assets......................................10

     Notes to Financial Statements...........................................11


FINANCIAL HIGHLIGHTS.........................................................12


REPORT OF INDEPENDENT ACCOUNTANTS............................................12

THE STRONG MONEY MARKET FUND


OUR PRIMARY MEANS OF ADDING VALUE IN THIS ENVIRONMENT HAS BEEN THROUGH SECURITY SELECTION.

The Strong Money Market Fund seeks current income, a stable share price, and daily liquidity. The Fund invests in corporate, bank, and government instruments that present minimal credit risk.(1)


===============================================================================
                                 LIPPER TOTAL
                               RETURN RANKINGS (2)
===============================================================================
                                as of 10-31-97
                                                       Rank Among
   Time Period             Percentage              Money Market Funds
     1-year                  TOP 10%                   #29 of 302
     5-year                  TOP 4%                     #6 of 181
    10-year                  TOP 4%                     #4 of 107
 Since inception             TOP 4%                     #3 of 96

 Category: Money Market Funds. Rankings and performance are historical and do not represent future performance. Source of Lipper rankings is Lipper
                           Analytical Services, Inc.
===============================================================================

The Strong Money Market Fund posted strong performance relative to its benchmark and to its peer group of money market funds. For the year ended October 31, 1997, the Fund posted a return of 5.32%. That compares with a return of 5.24% for the Salomon Brothers 3-Month Treasury Bill Index, and a 4.66% return for the Lipper Money Market Funds Index. Through October 31, 1997, Lipper Analytical Services, Inc. has ranked the Fund among the top 10% of all money market funds for the 1-year, 5-year, and 10-year periods, based on total return.(2)

AN EVENTFUL YEAR
The fiscal year began with a bond-market rally in November and December 1996, as it appeared growth would settle into sustainable levels. However, in 1997's first quarter it became apparent the economy was stronger than anticipated. The Federal Reserve responded in late March by raising short-term interest rates to slow economic growth and head off inflation, leading to significant volatility in the following weeks. In April, the market was still absorbing the impact of the Fed's increase. In short order, however, the market stabilized, with commercial paper yields simply reflecting the amount of the Fed's rate hike. Those conditions continued through the remainder of the Fund's fiscal year.

The relative stability of short-term interest rates can be attributed to a consistently benign economic environment. Gross Domestic Product growth has remained firm, and no signs of a significant risk of higher inflation have emerged. Steep declines in the Southeast Asian markets played some havoc with the stock markets, but they also helped to keep inflationary pressure further at bay. The Federal Reserve has therefore stayed on the sidelines. With no realistic threat of a change in monetary policy, money market rates have had little reason to vary.

The very low degree of volatility in short-term rates has kept us from actively managing the duration of the Fund for most of 1997. Because our analysis has indicated that the Federal Reserve has had no reason to either raise or lower its rate targets, we have maintained a neutral average maturity. Similarly, the shape of the money market yield curve has remained fairly stable, preventing us from making strategic plays to benefit from any shifts in it. Therefore, our primary means of adding value in this environment has been through security selection. Certain issues of asset-backed commercial paper in particular have offered us the opportunity to pick up a few extra basis points of yield.

LOOKING BACK
Early in the fiscal year, the Fund held commercial paper from Mercury Finance Corporation. In late January 1997, Mercury announced that it had found accounting irregularities that resulted in having overstated earnings for the previous several years. The company was unable to make payment on its debt obligations--including the paper the Fund held. Strong Capital Management, Inc., the Fund's advisor, immediately took action to protect shareholders by buying the commercial paper from the Fund. As a result, investors in the Fund felt no impact from the Mercury situation. We want to assure you that this situation had nothing to do with misreading a company's creditworthiness; it was a matter of a company's audited and interim financial statements not accurately representing the facts.

OUTLOOK
We don't see too many clouds on the horizon at the moment. The most likely scenario we envision is that the U.S. economy will continue to generate decent growth with little inflationary pressure.

For this Fund and the money market field in general, the chief upshot of this autumn's troubles in Southeast Asia is that they make the Federal Reserve's job more difficult. The Fed now must weigh the effect its actions might have not only on the U.S. economy, but also on markets around the world. Overall, this makes it less likely that the Fed will raise rates in the near future.
Even with both labor and industrial production running near capacity, the tendency for consumer and producer prices to move upward has yet to appear in this economic cycle. With inflation tame, employment high, and growth satisfactory, all signs indicate that the Fed is likely to leave monetary policy on hold. Consequently, short-term interest rates should continue to be fairly stable. Thus we intend to keep our portfolio approach unchanged.
As always, we thank you for your confidence. We remain committed to helping you meet your investment needs now and in the future.

[PHOTO OF JAY N. MUELLER]

Sincerely,

/s/ Jay N. Mueller

Jay N. Mueller
Portfolio Manager



==========================================
3-MONTH T-BILL YIELDS THROUGH OCTOBER 1997
==========================================
[Graph]
10-96             5.14%
11-96             5.12%
12-96             5.17%
1-97              5.14%
2-97              5.21%
3-97              5.32%
4-97              5.23%
5-97              4.93%
6-97              5.16%
7-97              5.23%
8-97              5.21%
9-97              5.09%
10-97             5.19%
Source:  Bloomberg
==========================================


                                              =================================
                                                        YIELD SUMMARY(3)
                                              =================================
                                                         As Of 10-31-97

                                               7-DAY CURRENT YIELD       5.25%
                                              7-DAY EFFECTIVE YIELD      5.39%
                                                 AVERAGE MATURITY       51 DAYS
                                              =================================


1 An investment in the Fund is neither insured nor guaranteed by the U.S.
  government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

2 From time to time the Fund's Advisor has waived its management fee and absorbed Fund expenses resulting in higher returns.

3 Yields are annualized for the 7-day period ended October 31, 1997. Effective yield reflects the compounding of income. Yields are historical and do not represent future yields, which will fluctuate. The Fund's Advisor temporarily waived fees of 0.02% and absorbed expenses of 0.39% during the 7-day period ended 10-31-97. Otherwise, the Fund's current yield would have been 4.84%, and its effective yield would have been 4.96%.

SCHEDULE OF INVESTMENTS IN SECURITIES                                                                            OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL     YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT       MATURITY     DATE (a)     COST (b)
SECURITY                                                                                                                (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT 3.8%
Deutsche Bank AG New York, 6.18%                                              $23,000,000      6.20%        4/03/98   $22,998,183
Huntington National Bank, 6.25%                                                22,000,000      6.28         4/24/98    21,997,035
Societe Generale:
    6.08%                                                                      14,000,000      6.11         3/27/98    13,998,418
    6.34%                                                                      11,000,000      6.38         4/16/98    10,998,117
---------------------------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                                                          69,991,753
---------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER 80.5%
AES Shady Point, Inc.                                                           3,144,000      5.56        12/01/97     3,130,404
AESOP Funding Corporation (Acquired 9/15/97; Cost $1,983,967) (c)               2,000,000      5.55        11/06/97     1,999,075
Alpine Securitization Corporation:
    (Acquired 10/10/97; Cost $4,976,190) (c)                                    5,000,000      5.53        11/10/97     4,994,624
    (Acquired 10/23/97; Cost $17,872,350) (c)                                  18,000,000      5.55        12/08/97    17,902,875
American Home Products Corporation (Acquired 9/05/97; Cost $15,848,169) (c)    16,000,000      5.51        11/06/97    15,992,653
American Honda Finance Corporation                                              7,000,000      5.57        12/05/97     6,965,342
                                                                               10,000,000      5.58        11/10/97     9,989,150
Anaheim, California Electric System                                            10,000,000      5.62        11/03/97    10,000,000
Aon Corporation                                                                 1,425,000      5.54        12/01/97     1,418,860
                                                                                5,000,000      5.55         1/06/98     4,950,667
                                                                                4,000,000      5.57        12/11/97     3,976,482
                                                                                4,000,000      5.60        11/03/97     4,000,000
                                                                                2,000,000      5.60        12/02/97     1,990,978
Aristar, Inc.                                                                   5,000,000      5.56        11/14/97     4,991,506
Ascot Capital Corporation:
    (Acquired 10/06/97 - 10/21/97; Cost $22,941,167) (c)                       23,300,000      5.55         1/16/98    23,034,054
Asset Backed Capital Finance, Inc.:
    (Acquired 10/08/97; Cost $9,858,294) (c)                                   10,000,000      5.55         1/08/98     9,898,342
    (Acquired 9/23/97; Cost $12,176,428) (c)                                   12,350,000      5.56        12/23/97    12,254,630
Avon Capital Corporation:
    (Acquired 10/20/97; Cost $2,490,364) (c)                                    2,500,000      5.55        11/14/97     2,495,760
    (Acquired 10/28/97; Cost $6,978,417) (c)                                    7,000,000      5.55        11/17/97     6,984,892
Barton Capital Corporation:
    (Acquired 10/07/97; Cost $6,108,144) (c)                                    6,162,000      5.52        12/03/97     6,133,655
    (Acquired 9/16/97; Cost $9,915,361) (c)                                    10,000,000      5.54        11/10/97     9,989,228
Brazos River Authority Texas Pollution Control Revenue                         25,895,000      5.61        12/17/97    25,895,000
Browning Ferris Industries, Inc.:
    (Acquired 10/14/97; Cost $996,757) (c)                                      1,000,000      5.56        11/04/97       999,845
    (Acquired 10/17/97; Cost $2,741,428) (c)                                    2,765,000      5.58        12/11/97     2,748,714
Budget Funding Corporation                                                     17,000,000      5.55        11/25/97    16,942,342
CSC Enterprises                                                                 6,000,000      5.54        11/17/97     5,987,073
                                                                               18,950,000      5.55        11/05/97    18,944,157
Calcasieu Parish, Inc. Louisiana Industrial Development Board
    Environmental Revenue                                                      18,000,000      5.62        12/10/97    18,000,000
Calcot, Ltd.                                                                    5,000,000      5.56        11/05/97     4,998,456
                                                                                4,000,000      5.61        11/12/97     3,994,390
                                                                                3,500,000      5.63        11/07/97     3,497,811
                                                                                5,000,000      5.65        12/04/97     4,975,674
California Pollution Control Financing Authority Environmental
    Improvement Revenue (Acquired 9/25/97; Cost $13,850,000) (c)               13,850,000      5.62        12/19/97    13,850,000
Centre Square Funding Corporation:
    (Acquired 10/30/97; Cost $991,800) (c)                                      1,000,000      5.57        12/22/97       992,419
    (Acquired 10/09/97; Cost $6,494,253) (c)                                    6,600,000      5.60         1/20/98     6,519,920
    (Acquired 10/09/97; Cost $17,851,346) (c)                                  18,100,000      5.62         1/05/98    17,921,986
CIGNA Corporation                                                              11,000,000      5.58        11/18/97    10,974,425
                                                                               12,000,000      5.58        12/16/97    11,920,020
Countrywide Funding Corporation                                                10,000,000      5.54        11/18/97     9,976,917
                                                                                1,000,000      5.55        12/04/97       995,221
                                                                               10,000,000      5.63         1/21/98     9,876,453
Duke Capital Corporation:
    (Acquired 10/06/97; Cost $6,965,467) (c)                                    7,000,000      5.55        11/07/97     6,995,683
    (Acquired 10/06/97; Cost $13,924,458) (c)                                  14,000,000      5.55        11/10/97    13,984,892
Equitable Of Iowa Companies                                                    13,500,000      5.57        11/13/97    13,479,126
                                                                                5,000,000      5.57        11/20/97     4,986,849
Eureka Securitization, Inc.:
    (Acquired 10/03/97; Cost $23,422,076) (c)                                  23,800,000      5.55         1/14/98    23,535,820
    (Acquired 10/23/97; Cost $2,962,200) (c)                                    3,000,000      5.60         1/12/98     2,967,333

4

---------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL     YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT       MATURITY     DATE (a)     COST (b)
SECURITY                                                                                                                (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Finova Capital Corporation                                                    $11,000,000      5.55%       11/12/97   $10,984,737
                                                                                4,000,000      5.56        11/10/97     3,995,676
                                                                                4,000,000      5.57         1/23/98     3,949,870
First Data Corporation                                                         14,848,000      5.52        12/02/97    14,781,976
                                                                               10,000,000      5.57         1/13/98     9,890,147
Ford Motor Credit Company                                                       6,000,000      5.60         1/09/98     5,937,467
                                                                                2,000,000      5.60         1/15/98     1,977,289
Fountain Square Commercial Corporation:
    (Acquired 10/16/97; Cost $5,022,227) (c)                                    5,044,000      5.55        11/13/97     5,036,224
    (Acquired 10/03/97; Cost $6,143,606) (c)                                    6,200,000      5.55        12/01/97     6,173,237
    (Acquired 10/10/97; Cost $2,960,800) (c)                                    3,000,000      5.60         1/02/98     2,972,000
    (Acquired 10/21/97; Cost $3,007,692) (c)                                    3,044,000      5.65         1/05/98     3,013,902
    (Acquired 10/21/97; Cost $2,001,932) (c)                                    2,029,000      5.65         1/14/98     2,006,072
Franklin Resources, Inc.:
    (Acquired 10/06/97; Cost $7,913,222) (c)                                    8,000,000      5.50        12/16/97     7,947,444
    (Acquired 9/05/97; Cost $6,935,484) (c)                                     7,000,000      5.53        11/04/97     6,998,925
    (Acquired 10/21/97; Cost $9,415,054) (c)                                    9,500,000      5.55        12/18/97     9,434,094
Frigate Funding Corporation (Acquired 10/03/97; Cost $14,895,938) (c)          15,000,000      5.55        11/17/97    14,967,625
GTE Corporation                                                                10,500,000      5.54        11/21/97    10,470,915
General Electric Capital Corporation                                           11,000,000      5.53         1/14/98    10,878,340
                                                                               10,000,000      5.59         1/21/98     9,877,331
General Signal Corporation (Acquired 10/15/97; Cost $5,127,590) (c)             5,200,000      5.57         1/13/98     5,142,877
Goldman Sachs Group LP                                                         20,000,000      5.53        11/24/97    19,935,483
Greentree Financial Corporation                                                15,000,000      5.65        11/20/97    14,959,979
Greenwich Funding Corporation:
    (Acquired 10/10/97; Cost $4,973,886) (c)                                    5,000,000      5.53        11/13/97     4,992,319
    (Acquired 10/29/97; Cost $14,832,000) (c)                                  15,000,000      5.60         1/09/98    14,843,667
Gulf Coast Waste Disposal Authority Texas Pollution Control Revenue             3,000,000      5.59        11/03/97     3,000,000
Harris County, Texas Industrial Development Corporation Solid Waste
    Disposal Revenue:
    (Acquired 9/08/97; Cost $5,000,000) (c)                                     5,000,000      5.62        11/07/97     5,000,000
    (Acquired 10/15/97; Cost $16,000,000) (c)                                  16,000,000      5.62        12/09/97    16,000,000
Heller Financial, Inc.                                                          9,200,000      5.68        11/13/97     9,185,484
                                                                               13,000,000      5.70        12/29/97    12,884,733
Household International, Inc. (Acquired 10/10/97; Cost $20,799,637) (c)        21,000,000      5.54        12/11/97    20,877,197
International Securitization:
    (Acquired 9/18/97; Cost $14,537,091) (c)                                   14,643,000      5.54        11/04/97    14,640,747
    (Acquired 10/28/97; Cost $1,809,095) (c)                                    1,827,000      5.60        12/30/97     1,810,801
Jefferson Smurfit Finance Corporation                                           6,000,000      5.55        12/01/97     5,974,100
                                                                                5,200,000      5.62         1/13/98     5,142,364
Johnson Controls, Inc.:
                                                                                   82,200      5.18      Upon Demand       82,200
    (Acquired 10/28/97; Cost $1,494,867) (c)                                    1,500,000      5.60        11/19/97     1,496,267
KZH Holding Corporation III (Acquired 10/23/97; Cost $5,944,000) (c)            6,000,000      5.60        12/22/97     5,954,267
KZH-ING-1 Corporation  (Acquired 10/28/97; Cost $4,437,144) (c)                 4,500,000      5.65         1/26/98     4,440,675
KZH-ING-2 Corporation  (Acquired 10/23/97; Cost $3,344,084) (c)                 3,374,000      5.60        12/19/97     3,349,857
KZH-Soleil Corporation:
    (Acquired 10/22/97; Cost $1,584,818) (c)                                    1,600,000      5.60        12/22/97     1,587,804
    (Acquired 10/22/97; Cost $7,512,299) (c)                                    7,595,000      5.60        12/31/97     7,526,476
    (Acquired 10/30/97; Cost $1,312,883) (c)                                    1,330,000      5.65         1/20/98     1,313,719
Kamehameha Schools/Bernice Pauahi Bishop Estate:
    (Acquired 10/06/97; Cost $8,923,000) (c)                                    9,000,000      5.50        12/01/97     8,961,500
    (Acquired 9/11/97, 9/12/97; Cost $13,478,983) (c)                          13,650,000      5.55        12/02/97    13,588,973
Knight-Ridder, Inc.:
                                                                                3,000,000      5.55        11/20/97     2,992,137
                                                                               10,000,000      5.55        11/21/97     9,972,250
    (Acquired 10/02/97; Cost $3,951,467) (c)                                    4,000,000      5.60        12/19/97     3,971,378
    (Acquired 10/24/97; Cost $4,928,590) (c)                                    5,000,000      5.65         1/23/98     4,936,437
Kredietbank North American Finance Corporation                                 20,000,000      5.56         1/14/98    19,777,600
Lexington Parker Capital Corporation:
    (Acquired 10/09/97; Cost $7,934,869) (c)                                    8,000,000      5.53        12/01/97     7,965,591
    (Acquired 10/24/97; Cost $13,793,461) (c)                                  14,000,000      5.65         1/26/98    13,815,433
MEPC Finance, Inc. (Acquired 10/10/97; Cost $9,956,444) (c)                    10,000,000      5.60        11/07/97     9,993,778
Market Street Funding Corporation:
    (Acquired 9/26/97; Cost $4,949,125) (c)                                     5,000,000      5.55        12/01/97     4,978,417
    (Acquired 9/25/97; Cost $7,413,281) (c)                                     7,500,000      5.55        12/09/97     7,458,375
    (Acquired 10/20/97, 10/21/97; Cost $9,903,330) (c)                         10,000,000      5.56        12/22/97     9,924,355
Marshall & Ilsley Corporation                                                  15,500,000      5.63         1/22/98    15,306,078

                                                                                                                                5

SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)                                                                OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL     YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT       MATURITY     DATE (a)     COST (b)
SECURITY                                                                                                                (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.:
    (Acquired 10/07/97; Cost $5,972,200) (c)                                  $ 6,000,000      5.56%       11/06/97   $ 5,997,220
    (Acquired 10/22/97; Cost $9,905,619) (c)                                   10,000,000      5.57        12/22/97     9,924,186
Merrill Lynch & Company, Inc.                                                  25,700,000      5.53        12/15/97    25,534,192
Minolta Corporation                                                             5,000,000      5.61         1/09/98     4,947,796
Monsanto Company:
    (Acquired 9/08/97; Cost $7,852,000) (c)                                     8,000,000      5.55         1/06/98     7,921,067
    (Acquired 9/08/97; Cost $14,658,838) (c)                                   15,000,000      5.57         2/02/98    14,788,804
Morgan Stanley, Dean Witter, Discover & Company                                 6,950,000      5.57         1/12/98     6,874,728
                                                                               11,000,000      5.60         1/15/98    10,875,089
National Fuel Gas Company                                                      10,000,000      5.55        12/01/97     9,956,833
                                                                                8,000,000      5.56        11/14/97     7,986,409
Nationwide Building Society                                                    21,000,000      5.52         1/06/98    20,793,813
New Hampshire State Industrial Development Authority Revenue                   10,000,000      5.61        12/09/97    10,000,000
New York General Obligation                                                    12,000,000      5.73        11/19/97    12,000,000
Newell Company:
    (Acquired 10/23/97; Cost $10,944,138) (c)                                  11,000,000      5.54        11/25/97    10,962,759
    (Acquired 10/01/97; Cost $6,464,927) (c)                                    6,500,000      5.55        11/05/97     6,497,996
    (Acquired 10/27/97; Cost $6,868,088) (c)                                    6,900,000      5.55        11/26/97     6,875,534
Nordbanken N.A., Inc.                                                          14,000,000      5.57         2/20/98    13,763,894
                                                                                8,000,000      5.57         2/24/98     7,860,131
Oakland-Alameda County, California Coliseum Authority                           9,970,000      5.58        11/13/97     9,970,000
                                                                               15,000,000      5.58        12/04/97    15,000,000
Oklahoma State Industrial Finance Authority                                     3,100,000      5.65        11/03/97     3,100,000
Old Line Funding Corporation (Acquired 10/06/97; Cost $3,972,350) (c)           4,000,000      5.53        11/20/97     3,989,554
Peacock Funding Corporation:
    (Acquired 9/18/97; Cost $14,893,625) (c)                                   15,000,000      5.55        11/03/97    15,000,000
    (Acquired 10/28/97; Cost $3,967,933) (c)                                    4,000,000      5.55        12/19/97     3,971,633
    (Acquired 10/28/97; Cost $2,272,530) (c)                                    2,281,000      5.57        11/21/97     2,274,647
Reliastar Mortgage Corporation                                                  8,000,000      5.54        11/18/97     7,981,533
                                                                                5,600,000      5.54        11/19/97     5,586,211
A. H. Robins, Inc. (Acquired 10/24/97; Cost $5,922,533) (c)                     6,000,000      5.60         1/15/98     5,931,867
SafeCo Credit Company                                                          13,000,000      5.57        12/16/97    12,913,510
                                                                               10,000,000      5.58        11/12/97     9,986,050
Salomon, Inc.                                                                  20,000,000      5.62        12/30/97    19,822,033
San Diego, California Industrial Development Revenue (Acquired 9/16/97;
    Cost $8,000,000) (c)                                                        8,000,000      5.62        12/08/97     8,000,000
Sanwa Business Credit Corporation                                              20,000,000      5.55        11/19/97    19,950,667
E.W. Scripps Company (Acquired 10/15/97; Cost $16,403,774) (c)                 16,635,000      5.56         1/13/98    16,452,588
Sigma Finance, Inc.:
    (Acquired 10/06/97; Cost $3,943,573) (c)                                    4,000,000      5.52         1/06/98     3,960,747
    (Acquired 9/10/97; Cost $9,783,389) (c)                                    10,000,000      5.57         1/28/98     9,866,939
    (Acquired 9/08/97; Cost $11,727,070) (c)                                   12,000,000      5.57         2/02/98    11,831,043
Society of New York Hospital Fund, Inc.                                         5,000,000      5.55        12/19/97     4,964,542
Sotheby's, Inc.                                                                 8,000,000      5.56        11/04/97     7,998,764
                                                                                3,900,000      5.56        12/15/97     3,874,702
Sunshine State Governmental Financing Commission                                6,300,000      5.55        12/05/97     6,268,920
Svenska Handelsbanken, Inc.                                                    15,000,000      5.52         1/12/98    14,839,000
                                                                               12,000,000      5.55         1/20/98    11,855,700
System Capital Finance Corporation                                             24,500,000      5.53        11/06/97    24,488,710
Torchmark Corporation                                                           6,150,000      5.53        11/12/97     6,141,498
                                                                                4,000,000      5.56        12/18/97     3,972,200
                                                                                2,200,000      5.58        11/03/97     2,200,000
                                                                                5,000,000      5.58        11/21/97     4,986,050
Towson Town Center, Inc.                                                       20,000,000      5.56        11/07/97    19,987,644
Tribune Company:
    (Acquired 10/14/97; Cost $2,984,332) (c)                                    3,000,000      5.53        11/17/97     2,993,548
    (Acquired 10/16/97; Cost $2,982,028) (c)                                    3,000,000      5.53        11/24/97     2,990,322
    (Acquired 10/14/97; Cost $2,089,012) (c)                                    2,100,000      5.54        11/17/97     2,095,476
    (Acquired 10/30/97; Cost $9,938,111) (c)                                   10,000,000      5.57        12/10/97     9,942,753
Triple-A One Plus Funding Corporation (Acquired 10/08/97; Cost $5,967,800) (c)  6,000,000      5.52        11/12/97     5,991,720
UNIfunding, Inc.                                                               23,000,000      5.70        11/12/97    22,967,225
Variable Funding Capital Corporation:
    (Acquired 10/27/97; Cost $9,933,589) (c)                                   10,000,000      5.56        12/09/97     9,944,400
    (Acquired 10/24/97; Cost $2,213,093) (c)                                    2,230,000      5.57        12/12/97     2,216,544
    (Acquired 10/28/97; Cost $6,907,114) (c)                                    7,000,000      5.62         1/21/98     6,913,671
West Baton Rouge, Parish Louisiana:
    (Acquired 10/15/97; Cost $5,000,000) (c)                                    5,000,000      5.60        12/12/97     5,000,000
    (Acquired 9/11/97; Cost $11,100,000) (c)                                   11,100,000      5.62        12/18/97    11,100,000

6

---------------------------------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL     YIELD TO     MATURITY     AMORTIZED
                                                                                 AMOUNT       MATURITY     DATE (a)     COST (b)
SECURITY                                                                                                                (Note 2)
---------------------------------------------------------------------------------------------------------------------------------
Whiting, Indiana Industrial Sewage and Solid Waste Disposal Revenue           $ 9,000,000      5.64%      12/12/97 $    9,000,000
Wisconsin Electric Power Company                                                   30,100      5.21      Upon Demand       30,100
Wood Street Funding Corporation:
    (Acquired 9/09/97; Cost $4,956,755) (c)                                     5,000,000      5.56       11/04/97      4,999,228
    (Acquired 10/28/97; Cost $3,950,845) (c)                                    3,957,000      5.60       11/07/97      3,954,538
Yorkshire Building Society                                                     15,000,000      5.57        2/20/98     14,747,029
---------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                                              1,479,744,049
---------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS 5.6%
American Honda Finance Corporation Floating Rate Medium Term Notes, 5.8125%,
    (Acquired 7/25/97; Cost $4,000,000) (c)                                       4,000,000      5.81        7/27/98    4,000,000
Bank of America National Association Phoenix, Arizona Short Term Bank Notes,
    Tranche #7, 5.95%                                                           4,000,000      6.00       10/22/98      3,998,151
Beta Finance, Inc., 6.0% (Acquired 10/27/97; Cost $20,000,000) (c)             20,000,000      6.00       10/27/98     20,000,000
CS First Boston, Inc. Floating Rate Medium Term Notes (Acquired 6/30/95;
    Cost $25,000,000) (c)                                                      25,000,000      5.90        7/07/98     25,000,000
General Motors Acceptance Corporation Medium Term Notes:
    Tranche #148, 6.13%                                                        10,000,000      6.33        4/23/98      9,990,757
    Tranche #162, 6.15%                                                         5,000,000      6.36        5/22/98      4,994,407
    Tranche #598, 7.50%                                                         5,000,000      6.76       11/04/97      5,000,225
International Business Machines Corporation Medium Term Notes, Tranche #7,
    5.65%                                                                      30,000,000      5.75        1/22/98     29,993,688
---------------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS                                                                                           102,977,228
---------------------------------------------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE AND ASSET-BACKED SECURITIES 0.1%
Reig Commercial Mortgage Funding Trust II Mortgage-Backed Notes,
    Series 96-1, Class A-1, 5.70635%, (Acquired 12/17/96; Cost $2,333,333) (c)  2,333,333      5.71       12/26/97      2,333,333
---------------------------------------------------------------------------------------------------------------------------------
TOTAL NON AGENCY MORTGAGE AND ASSET BACKED SECURITIES                                                                   2,333,333
---------------------------------------------------------------------------------------------------------------------------------

TAXABLE VARIABLE RATE PUT BONDS 7.7%
Alabama State Industrial Development Authority - S-Tool Project                 7,400,000      5.75       11/06/97      7,400,000
Aurora, Kane & DuPage Counties, Illinois Industrial Development Revenue         1,500,000      5.80       11/06/97      1,500,000
Botsford General Hospital Revenue                                               2,500,000      5.70       11/01/97      2,500,000
Chattanooga, Tennessee Industrial Development Board Revenue - Radisson
    Read Project                                                                3,660,000      6.24       11/06/97      3,660,000
Community Health Systems, Inc.                                                  3,500,000      5.80       11/05/97      3,500,000
Health Midwest Ventures Group, Inc.                                             8,250,000      5.70       11/05/97      8,250,000
Illinois Housing Development Revenue                                           14,345,000      5.76       11/01/97     14,345,000
KinderCare Learning Centers, Inc.                                               4,000,000      5.73       11/05/97      4,000,000
Med-Map, LLC                                                                    5,000,000      5.64       11/05/97      5,000,000
Mississippi Business Finance Corporation Industrial Development -
    Morton International, Inc.                                                 14,500,000      5.76       11/01/97     14,500,000
Montgomery County, Pennsylvania Industrial Development Authority Revenue        3,805,000      5.75       11/05/97      3,805,000
New Jersey Economic Development Authority Economic Development Revenue -
    MSNBC/CNBC                                                                  9,700,000      5.66       11/01/97      9,700,000
New Jersey Sports & Exposition Authority Sports Complex
    Subordinated Refunding Revenue                                             21,275,000      5.76       11/01/97     21,275,000
Passaic County, New Jersey General Obligation Refunding                        13,500,000      5.70       11/05/97     13,500,000
J. H. Siroonian, Inc.                                                           3,350,000      5.73       11/05/97      3,350,000
South Carolina Jobs-Economic Development Authority Health Facilities Revenue    3,000,000      6.04       11/06/97      3,000,000
Southeast Atlantic Properties, LLC                                              1,625,500      5.75       11/06/97      1,625,500
Stanislaus County, California Pension Obligations                              10,000,000      5.76       11/01/97     10,000,000
Thayer Properties, LLC                                                          3,530,000      5.75       11/06/97      3,530,000
Tifton Mall, Inc., Series 1996                                                  3,895,000      5.75       11/06/97      3,895,000
Virginia Housing Development Authority Multi-Family Housing Revenue             1,980,000      5.76       11/01/97      1,980,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL TAXABLE VARIABLE RATE PUT BONDS                                                                                 140,315,500
---------------------------------------------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT AND AGENCY ISSUES 2.7%
Federal Home Loan Bank, 5.78%                                                  10,000,000      5.78        1/28/98     10,000,000
Federal National Mortgage Association Medium Term Notes, 5.51%                 25,000,000      5.59        2/24/98     24,994,040
Student Loan Marketing Association Floating Rate Notes:
    5.31%                                                                      10,000,000      5.31        11/4/97     10,000,000
    5.39%                                                                       5,000,000      5.39        11/4/97      5,000,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT AND AGENCY ISSUES                                                                       49,994,040
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES 100.4%                                                                              1,845,355,903
Other Assets and Liabilities, Net (0.4%)                                                                               (6,977,905)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS 100.0%                                                                                                  $1,838,377,998
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                7


SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)                                                               OCTOBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
--------------------------------------------------------------------------------------
                                                              Percentage of Net Assets
--------------------------------------------------------------------------------------
Non-Agency Asset-Backed..........................................................19.9%
Industrial Development Revenue....................................................7.3
Brokerage & Investment Management.................................................7.2
Bank - Super Regional.............................................................6.5
Pollution Control Revenue.........................................................4.5
Personal & Commercial Lending.....................................................4.5
Real Estate.......................................................................4.0
General Obligation................................................................3.9
Finance - Miscellaneous...........................................................3.7
Bank - Regional...................................................................3.3
Media - Publishing................................................................3.1
Mortgage & Related Service........................................................2.7
Automobile........................................................................2.2
Insurance - Diversified...........................................................2.1
Insurance - Life..................................................................2.0
Computer - Mainframe..............................................................1.6
Electrical Equipment..............................................................1.4
Savings & Loan....................................................................1.4
Federal National Mortgage Association.............................................1.4
Computer Service..................................................................1.4
Household Appliances & Furnishings................................................1.3
Hospital Revenue..................................................................1.3
Insurance - Property & Casualty...................................................1.3
Chemical..........................................................................1.2
Healthcare - Drug/Diversified.....................................................1.2
Electric Power....................................................................1.1
Natural Gas Distribution..........................................................1.0
Agricultural Operations...........................................................1.0
Metals & Mining...................................................................0.9
Student Loan Marketing Association................................................0.8
Foreign Corporate.................................................................0.8
Retail - Specialty................................................................0.6
Paper & Forest Products...........................................................0.6
Telephone.........................................................................0.6
Federal Home Loan Mortgage Corporation............................................0.5
Other Revenue.....................................................................0.5
Cosmetic & Personal Care..........................................................0.5
Leisure Product...................................................................0.3
Commercial Service................................................................0.2
Pollution Control.................................................................0.2
Electric Utility..................................................................0.2
Non-Agency Commercial.............................................................0.1
Diversified Operations............................................................0.1
Other Assets and Liabilities, Net................................................(0.4)
--------------------------------------------------------------------------------------
Total                                                                           100.0%
--------------------------------------------------------------------------------------

LEGEND
--------------------------------------------------------------------------------------------------------------------------------
(a)   Maturity date represents actual maturity or the earlier of the next put date or interest adjustment date.  For U.S.
      Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(b)   Amortized cost for federal income tax and financial reporting purposes is the same.
(c)   Restricted security.

Percentages are stated as a percent of net assets.

                      See notes to financial statements.
8

STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
October 31, 1997

ASSETS:
 Investments in Securities, at Amortized Cost                   $1,845,355,903
 Interest Receivable                                                 6,790,971
 Other Assets                                                           70,143
                                                                --------------
 Total Assets                                                    1,852,217,017

LIABILITIES:
 Payable to Brokers for Securities Purchased                         4,975,674
 Dividends Payable                                                   8,671,719
 Accrued Operating Expenses and Other Liabilities                      191,626
                                                                --------------
 Total Liabilities                                                  13,839,019
                                                                --------------
NET ASSETS                                                      $1,838,377,998
                                                                ==============
NET ASSETS CONSIST OF:
 Capital Stock (Par Value and Paid-In Capital)                  $1,838,377,998
                                                                ==============
Capital Shares Outstanding (Unlimited Number Authorized)         1,838,377,998

NET ASSET VALUE PER SHARE                                                $1.00
                                                                         =====


STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
For the Year Ended October 31, 1997

INTEREST INCOME                                                   $108,374,830

EXPENSES:
 Investment Advisory Fees                                            9,599,484
 Custodian Fees                                                         72,605
 Shareholder Servicing Costs                                         5,674,239
 Reports to Shareholders                                             1,007,292
 Other                                                                 204,084
                                                                  ------------
 Total Expenses before Waivers and Absorptions                      16,557,704
 Voluntary Expense Waivers and Absorptions by Advisor               (7,440,621)
                                                                  ------------
 Expenses, Net                                                       9,117,083
                                                                  ------------
NET INVESTMENT INCOME                                               99,257,747

Net Realized Loss on Investments (Note 4)                          (14,443,753)
                                                                  ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ 84,813,994
                                                                  ============

                      See notes to financial statements.
                                                                             9

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                              YEAR ENDED          YEAR ENDED
                                           OCTOBER 31, 1997    OCTOBER 31, 1996
                                           ----------------    ----------------
OPERATIONS:
  Net Investment Income                   $   99,257,747       $  105,316,197
  Net Realized Loss on Investments           (14,443,753)                  __
                                          --------------       --------------
  Increase in Net Assets Resulting from
    Operations                                84,813,994          105,316,197

DISTRIBUTIONS:
  From Net Investment Income                 (99,257,747)        (105,316,197)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from Shares Sold                3,261,358,218        3,787,630,291
  Proceeds from Reinvestment of Dividends     94,201,065           99,979,841
  Payment for Shares Redeemed             (3,466,442,965)      (3,872,419,383)
                                          --------------       --------------
  Net Increase (Decrease) in Net Assets
   from Capital Share Transactions          (110,883,682)          15,190,749

CAPITAL CONTRIBUTION (NOTE 4)                 14,443,753                   __
                                          --------------       --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     (110,883,682)          15,190,749

NET ASSETS:
  Beginning of Period                      1,949,261,680        1,934,070,931
                                          --------------       --------------
  End of Period                           $1,838,377,998       $1,949,261,680
                                          ==============       ==============
TRANSACTIONS IN SHARES OF THE FUND:
  Sold                                     3,261,358,218        3,787,630,291
  Issued in Reinvestment of Dividends         94,201,065           99,979,841
  Redeemed                                (3,466,442,965)      (3,872,419,383)
                                           -------------        -------------
  Net Increase (Decrease)                   (110,883,682)          15,190,749
                                           =============        =============


                      See notes to financial statements.
10

NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
October 31, 1997

1.  ORGANIZATION
    The Strong Money Market Fund, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

    (A) Security Valuation -- Investments are valued at amortized cost, which approximates current value. Amortized cost for federal income tax and financial reporting purposes is the same. The Fund owns certain investment securities which are restricted as to resale. These securities are valued by the Fund after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer's financial performance. The Fund generally bears the costs, if any, associated with the disposition of restricted securities. Aggregate cost and fair value of these restricted securities at October 31, 1997 were $716,495,134 and $719,038,950, respectively, representing 39.1% of the net assets of the Fund. Of these securities, which are restricted from resale, 100% are Section 4(2) commercial paper or are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and also have been determined to be liquid by the Advisor based upon guidelines established by the Fund's Board of Directors.

    (B) Federal Income and Excise Taxes and Distributions to Shareholders -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

    (C) Other -- Investment security transactions are recorded on the trade date. Dividend distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and discounts.

3.  RELATED PARTY TRANSACTIONS
    Strong Capital Management, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, provides investment advisory services and shareholder recordkeeping and related services to the Fund. The investment advisory fee, which is established by terms of the Advisory Agreement, is based on an annualized rate of .50% of the average daily net assets of the Fund. Advisory fees are subject to reimbursement by the Advisor if the Fund's operating expenses exceed certain levels. Shareholder recordkeeping and related service fees are based on contractually established rates for each open and closed shareholder account. In addition, the Advisor is compensated for certain other services related to costs incurred for reports to shareholders.

    The amount payable to the Advisor at October 31, 1997, other shareholder servicing expenses paid to the Advisor, and unaffiliated directors' fees, excluding the effects of waivers and reimbursements, for the year then ended were $182,931, $97,226, and $26,576, respectively.

4.  CAPITAL CONTRIBUTION
    On January 31, 1997, the Advisor purchased a security from the Fund for
    $14,443,753 in excess of the security's fair value.   The Fund recorded a
    realized loss on the sale and a capital contribution of an equal amount from the Advisor. The Advisor received no shares of the Fund or other consideration in exchange for such contribution. For tax purposes, the capital contribution reduced the realized losses for the year ended October 31, 1997.

5.  ACQUISITION INFORMATION
    Effective August 30, 1996, Strong Money Market Fund, Inc. acquired, through a taxable merger, substantially all of the net assets of Strong U.S. Treasury Money Fund, Inc., which amounted to $18,062,799, in exchange for an equivalent number of shares. This amount is reflected in Proceeds from Shares Sold in the Statement of Changes in Net Assets. The Fund's financial statements and financial highlights do not include the pre-acquisition activity for Strong U.S. Treasury Money Fund, Inc. There was no tax effect on Strong Money Market Fund, Inc. as a result of this transaction.
                                                                             11

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
                                                  SELECTED PER-SHARE DATA (a)
                 --------------------------------------------------------------------------------------------------
                       INCOME FROM INVESTMENT OPERATIONS              LESS DISTRIBUTIONS
                 ----------------------------------------------   ------------------------
                 Net Asset              Net Realized    Total                                             Net Asset
                   Value,      Net         Losses       from       From Net                   Capital       Value,
                 Beginning  Investment       on      Investment   Investment     Total     Contribution     End of
                 of Period    Income    Investments  Operations     Income   Distributions   (Note 4)       Period
Oct. 31, 1997      $1.00      $0.05       ($0.01)      $0.04       ($0.05)      ($0.05)        $0.01        $1.00
Oct. 31, 1996       1.00       0.05           __        0.05        (0.05)       (0.05)           __         1.00
Oct. 31, 1995 (b)   1.00       0.05           __        0.05        (0.05)       (0.05)           __         1.00
Dec. 31, 1994       1.00       0.04           __        0.04        (0.04)       (0.04)           __         1.00
Dec. 31, 1993       1.00       0.03           __        0.03        (0.03)       (0.03)           __         1.00
Dec. 31, 1992       1.00       0.04           __        0.04        (0.04)       (0.04)           __         1.00

FINANCIAL HIGHLIGHTS (continued)
---------------------------------------------------------------------------------------------
                                       RATIOS AND SUPPLEMENTAL DATA
                     ------------------------------------------------------------------------
                                    Net                    Ratio of Expenses     Ratio of Net
                                  Assets,      Ratio of      to Average Net       Investment
                                  End of       Expenses      Assets Without         Income
                      Total     Period (In    to Average      Waivers and         to Average
                     Return      Millions)    Net Assets      Absorptions         Net Assets
Oct. 31, 1997        +5.3%(c)     $1,838         0.5%             0.9%               5.2%
Oct. 31, 1996        +5.4%         1,949         0.4%             0.8%               5.3%
Oct. 31, 1995 (b)    +5.2%         1,934         0.0%*            0.7%*              6.1%*
Dec. 31, 1994        +4.0%           541         0.6%             0.9%               4.0%
Dec. 31, 1993        +2.9%           330         0.7%             1.0%               2.9%
Dec. 31, 1992        +3.7%           390         0.8%             1.1%               3.7%

  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) Total return is not annualized. In 1995, the Fund changed its fiscal year end from December to October.
(c) Had the Advisor not made the capital contribution as described in Note 4, the adjusted total return would have been 4.5% for the year ended
     October 31, 1997.



REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors of the Strong Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Strong Money Market Fund, Inc., including the schedule of investments in securities, as of October 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1997 and 1996, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Strong Money Market Fund, Inc. as of October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for the years ended October 31, 1997 and 1996, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.

Milwaukee, Wisconsin

December 9, 1997

                                    DIRECTORS
                                Richard S. Strong
                                  Willie D. Davis
                                 Stanley Kritzik
                                Marvin E. Nevins
                                 William F. Vogt

                                    OFFICERS
                    Richard S. Strong, Chairman of the Board
                       Lawrence A. Totsky, Vice President
                         Thomas P. Lemke, Vice President
                         John S. Weitzer, Vice President
              Stephen J. Shenkenberg, Vice President and Secretary
                           John A. Flanagan, Treasurer

                               INVESTMENT ADVISOR
                         Strong Capital Management, Inc.
                    P.O. Box 2936, Milwaukee, Wisconsin 53201

                                    CUSTODIAN
                              Firstar Trust Company
                    P.O. Box 701, Milwaukee, Wisconsin 53201

                                     AUDITOR
                            Coopers & Lybrand L.L.P.
              411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

                                  LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
               780 North Water Street, Milwaukee, Wisconsin 53202

       For a prospectus containing more complete information, including management fees and expenses, please call 1-800-368-1030. Please read it carefully before investing or sending money. This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only.


                           [PICTURE OF TELEPHONE]
                        To order a free prospectus kit,
                              CALL 1-800-368-1030
   To learn more about our funds, discuss an existing account, or conduct a transaction,
                              CALL 1-800-368-3863
             ------------------------------------------------------
                     If you are a  Financial Professional,
                              CALL 1-800-368-1683


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                                Strong On-line
                             www.strong-funds.com


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                                 STRONG FUNDS
                  P.O. Box 2936 * Milwaukee, Wisconsin 53201
                    STRONG FUNDS DISTRIBUTORS, INC. 6684L97
                                                                         97AMON